Fair value of financial instruments - Company's future tranche right (Details)	May 18, 2019 Y $ / shares	Dec. 31, 2018 Y $ / shares	Sep. 18, 2018 Y $ / shares
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument percentage	75.00	75.00	75.00
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument percentage	2.42	2.63	2.58
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument percentage | Y	0.6	1.0	1.3
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument percentage | $ / shares	2.14	1.03	1.01